Real Estate - Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Real Estate [Line Items]
Restricted Cash and Cash Equivalents	$ 12,886	$ 14,642	$ 14,221
Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Restricted Cash and Cash Equivalents	174,132	22,365	$ 13,420
Griffin Capital Essential Asset REIT, Inc. [Member] | Real Estate Asset Acquisitions and Contributions [Member] | Cash reserves
Real Estate [Line Items]
Restricted Cash and Cash Equivalents	17,034	20,619
Griffin Capital Essential Asset REIT, Inc. [Member] | Real Estate Asset Acquisitions and Contributions [Member] | Midland mortgage loan restricted lockbox
Real Estate [Line Items]
Restricted Cash and Cash Equivalents	2,158	1,746
Griffin Capital Essential Asset REIT, Inc. [Member] | Real Estate Asset Acquisitions and Contributions [Member] | 1031 Exchange Funds
Real Estate [Line Items]
Restricted Cash and Cash Equivalents	154,940	$ 0
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Restricted Cash [Roll Forward]
Beginning balance	13,420
Additions	376,481
Deductions	(215,770)
Ending balance	174,131
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Tenant Improvement Reserves [Member]
Restricted Cash [Roll Forward]
Beginning balance	9,238
Additions	5,468
Deductions	(1,071)
Ending balance	13,635
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Midland mortgage loan restricted lockbox
Restricted Cash [Roll Forward]
Beginning balance	1,468
Additions	2,158
Deductions	(1,468)
Ending balance	2,158
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | 1031 Exchange Funds
Restricted Cash [Roll Forward]
Beginning balance	0
Additions	286,711
Deductions	(131,771)
Ending balance	154,940
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Midland Mortgage Loan Reserves [Member]
Restricted Cash [Roll Forward]
Beginning balance	67
Additions	323
Deductions	0
Ending balance	390
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Real Estate Tax Reserves [Member]
Restricted Cash [Roll Forward]
Beginning balance	1,645
Additions	3,344
Deductions	(2,892)
Ending balance	2,097
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Property Insurance Reserves [Member]
Restricted Cash [Roll Forward]
Beginning balance	257
Additions	467
Deductions	(499)
Ending balance	225
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Rent Abatement Reserve [Member]
Restricted Cash [Roll Forward]
Beginning balance	0
Additions	731
Deductions	(390)
Ending balance	341
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Restricted Deposit/Leasing Commission Reserve [Member]
Restricted Cash [Roll Forward]
Beginning balance	745
Additions	4
Deductions	(404)
Ending balance	345
Leases, Acquired-in-Place [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Holdback Escrow [Member]
Restricted Cash [Roll Forward]
Beginning balance	0
Additions	77,275
Deductions	(77,275)
Ending balance	$ 0